18. SEGMENTED INFORMATION: Schedule of Segment Information - Revenue and Expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
VANC
Revenue
Segment Information - Sales	$ 812,666	$ 1,617,083
Segment Information - Marketing, promotional incentives	(426,274)	(1,079,369)
Segment Information - Net sales	386,392	537,714
Segment Information - Cost of Sales	387,784	290,871
Segment Information - Gross profit (loss)	(1,392)	246,843
Expenses
Segment Information - Amortization	136,080	13,854
Segment Information - Consulting	494,783	92,378
Segment Information - General and administrative	513,998	637,234
Segment Information - Product registration and development	251,508	242,303
Segment Information - Professional fees	267,945	279,097
Segment Information - Selling and marketing	472,496	696,161
Segment Information - Share-based compensation	372,138	311,389
Segment Information - Total Expenses	2,508,948	2,272,416
Other income (expense)
Segment Information - Finance costs	0	(262)
Segment Information - Gain on debt settlement	5,119	0
Segment Information - Interest income	1,715	0
Segment Information - Write down of inventories	(227,025)	(745,977)
Segment Information - Write down of intangible assets	(190,151)	0
Segment Information - Other (expense) income	(2,562)	35,095
Segment Information - Net loss and comprehensive loss for the year	(2,923,244)	(2,736,717)
HealthTab
Revenue
Segment Information - Sales	15,295	0
Segment Information - Marketing, promotional incentives	(561)	0
Segment Information - Net sales	14,734	0
Segment Information - Cost of Sales	16,258	0
Segment Information - Gross profit (loss)	(1,524)	0
Expenses
Segment Information - Amortization	399,429	0
Segment Information - General and administrative	13,691	0
Segment Information - Product registration and development	0	0
Segment Information - Professional fees	676	0
Segment Information - Selling and marketing	0	0
Segment Information - Share-based compensation	0	0
Segment Information - Total Expenses	413,796	0
Other income (expense)
Segment Information - Finance costs	(102)	0
Segment Information - Gain on debt settlement	0	0
Segment Information - Interest income	0	0
Segment Information - Write down of inventories	0	0
Segment Information - Write down of equipment	(45,114)	0
Segment Information - Write down of intangible assets	(756,022)
Segment Information - Other (expense) income	3,000	0
Segment Information - Net loss and comprehensive loss for the year	$ (1,213,558)	$ 0